Revenue (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) hotel	Mar. 31, 2019 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Dec. 31, 2018 USD ($) hotel	Dec. 31, 2017 USD ($) hotel
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	117	121	121	122	126
Total revenue	$ 281,877	$ 358,718	$ 1,502,759	$ 1,430,789	$ 1,439,270
Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	9	9	9	9	9
Total revenue	$ 19,270	$ 26,514	$ 96,100	$ 88,965	$ 89,968
Boston, MA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3
Total revenue	$ 9,016	$ 11,883	$ 72,938	$ 71,425	$ 70,201
Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	7	7
Total revenue	$ 18,008	$ 21,565	$ 79,226	$ 82,258	$ 81,231
Houston, TX Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3
Total revenue	$ 7,585	$ 9,401	$ 36,055	$ 36,851	$ 37,865
Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	6	6	6	6	6
Total revenue	$ 20,654	$ 26,303	$ 100,043	$ 98,323	$ 97,319
Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3
Total revenue	$ 10,790	$ 11,923	$ 38,072	$ 38,372	$ 38,882
Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	4	4	4	4	4
Total revenue	$ 6,419	$ 8,784	$ 43,797	$ 50,358	$ 50,287
Nashville, TN Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	1	1	1	1	1
Total revenue	$ 15,526	$ 17,977	$ 76,340	$ 65,019	$ 69,138
New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	6	6
Total revenue	$ 18,838	$ 24,349	$ 126,661	$ 100,369	$ 101,074
Orlando, FL Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3
Total revenue	$ 8,018	$ 9,982	$ 34,002	$ 31,861	$ 32,640
Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3
Total revenue	$ 4,536	$ 5,616	$ 29,095	$ 29,788	$ 28,211
San Diego, CA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	2	2	2	2	2
Total revenue	$ 3,829	$ 4,950	$ 20,248	$ 20,438	$ 20,325
San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	6	6
Total revenue	$ 18,808	$ 24,530	$ 103,336	$ 91,656	$ 87,819
Tampa, FL Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	2	2	2	2	3
Total revenue	$ 9,101	$ 11,116	$ 34,157	$ 30,897	$ 31,234
Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	9	9	9	9	9
Total revenue	$ 26,811	$ 33,016	$ 158,620	$ 144,270	$ 140,918
Other Areas
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	47	47	48	48	48
Total revenue	$ 81,844	$ 100,093	$ 426,258	$ 409,501	$ 401,235
Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	0	0	0	0	0
Total revenue	$ 1,403	$ 1,594	$ 5,501	$ 5,747	$ 6,311
Sold properties
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	1	5	4	7	10
Total revenue	$ 649	$ 8,050	$ 18,108	$ 30,682	$ 51,458
Corporate
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	0	0	0	0	0
Total revenue	$ 772	$ 1,072	$ 4,202	$ 4,009	$ 3,154
Rooms
Disaggregation of Revenue [Line Items]
Total revenue	215,807	280,381	1,184,987	1,134,687	1,143,135
Rooms | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	14,058	20,276	72,572	66,688	67,463
Rooms | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	6,788	9,470	61,222	60,232	58,719
Rooms | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	13,128	15,904	59,926	61,910	61,086
Rooms | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	5,106	6,641	26,038	26,783	27,965
Rooms | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	16,212	20,544	78,689	77,976	77,224
Rooms | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	8,142	8,910	27,857	28,366	28,833
Rooms | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	4,570	6,369	32,073	36,138	36,156
Rooms | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	9,538	12,082	51,628	50,120	50,530
Rooms | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	14,335	18,877	98,961	74,441	73,670
Rooms | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	6,913	8,986	30,400	28,966	30,053
Rooms | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	3,687	4,667	24,469	24,385	23,434
Rooms | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	3,344	4,329	17,838	18,392	18,044
Rooms | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	16,092	21,625	91,081	81,368	77,713
Rooms | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	6,609	8,134	25,187	22,896	23,775
Rooms | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	20,446	25,755	124,056	113,902	111,928
Rooms | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	65,318	80,378	343,813	330,898	327,697
Rooms | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	1,031	1,186	4,066	4,429	4,946
Rooms | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue	490	6,248	15,111	26,797	43,899
Rooms | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Food and Beverage
Disaggregation of Revenue [Line Items]
Total revenue	47,950	61,061	243,917	224,311	234,777
Food and Beverage | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	4,059	5,043	18,878	17,060	17,526
Food and Beverage | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	995	1,601	7,943	7,725	8,265
Food and Beverage | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	3,921	4,776	15,814	16,746	16,887
Food and Beverage | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	2,291	2,561	9,208	9,214	9,162
Food and Beverage | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	3,357	4,593	16,117	15,645	15,503
Food and Beverage | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	2,441	2,788	9,277	9,009	9,057
Food and Beverage | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	1,259	1,622	7,997	9,618	9,740
Food and Beverage | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	5,100	5,198	22,356	13,116	16,979
Food and Beverage | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	3,403	4,706	24,239	23,029	24,876
Food and Beverage | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	427	536	1,865	1,570	1,851
Food and Beverage | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	688	793	3,903	4,534	4,052
Food and Beverage | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	247	402	1,395	1,075	1,512
Food and Beverage | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	2,068	2,338	9,628	7,726	8,073
Food and Beverage | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	2,141	2,713	7,858	6,459	6,699
Food and Beverage | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	4,388	5,450	26,231	23,673	23,896
Food and Beverage | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	10,996	14,415	58,878	55,358	54,716
Food and Beverage | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	25	15	102	130	141
Food and Beverage | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue	144	1,511	2,228	2,624	5,842
Food and Beverage | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other Hotel
Disaggregation of Revenue [Line Items]
Total revenue	17,348	16,204	69,653	67,782	58,204
Other Hotel | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	1,153	1,195	4,650	5,217	4,979
Other Hotel | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	1,233	812	3,773	3,468	3,217
Other Hotel | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	959	885	3,486	3,602	3,258
Other Hotel | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	188	199	809	854	738
Other Hotel | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	1,085	1,166	5,237	4,702	4,592
Other Hotel | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	207	225	938	997	992
Other Hotel | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	590	793	3,727	4,602	4,391
Other Hotel | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	888	697	2,356	1,783	1,629
Other Hotel | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	1,100	766	3,461	2,899	2,528
Other Hotel | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	678	460	1,737	1,325	736
Other Hotel | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	161	156	723	869	725
Other Hotel | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	238	219	1,015	971	769
Other Hotel | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	648	567	2,627	2,562	2,033
Other Hotel | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	351	269	1,112	1,542	760
Other Hotel | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	1,977	1,811	8,333	6,695	5,094
Other Hotel | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	5,530	5,300	23,567	23,245	18,822
Other Hotel | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	347	393	1,333	1,188	1,224
Other Hotel | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue	15	291	769	1,261	1,717
Other Hotel | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other
Disaggregation of Revenue [Line Items]
Total revenue	772	1,072	4,202	4,009	3,154
Other | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0
Other | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	$ 772	$ 1,072	$ 4,202	$ 4,009	$ 3,154